Subsequent Event (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 06, 2014 Subsequent Event [Member]	Jun. 30, 2014 Forecast [Member]
Subsequent Event [Line Items]
Repayments of long-term debt	$ 15,000,000	$ 12,000	$ 81,170,000	$ 42,000	$ 42,000	$ 55,000,000
Deferred debt issuance costs expensed							$ 1,900,000